EXPENSES BY NATURE (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Depreciation of mining hardware	£ 16,549	£ 11,129	£ 5,896
Hosting and other costs	21,634	11,057	11,210
Total direct costs	38,183	22,186	17,106
Operating costs
Legal, professional and regulatory fees	12,763	1,533	114
Salary and other employee related costs	9,610	2,662	461
Depreciation and amortisation	6,900	382	131
Insurance	6,027	1,408	117
Indirect taxes	3,684
Freight, postage & delivery	1,314
Consulting fees	828	684	690
Repairs and maintenance	863	692	75
Office general expenses	840	424	265
Travel	678	128	46
Public relations and associated activities	519	699	113
Impairment of intangible assets		535
Hedging costs		326
Carbon credits		252
Audit fees	310	239	135
Bank charges	240	247
Capital loss	116
Research costs	91		20
Write off of variable contingent consideration		(352)
Settlement re Crypto mining management fees		(1,561)
Reversal of credit loss provision			(447)
Foreign exchange (gain)/loss	(17,250)	589	271
Total operating costs and administrative expenses	27,534	8,887	(1,991)
Finance Costs
Interest on loans, including associated prepayment penalties	18,321	2,142	171
Total finance costs	£ 18,321	£ 2,142	£ 171